Common Stock (Details Narrative) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Common Stock, Shares Authorized	500,000,000	500,000,000
Par value	$ 0.001	$ 0.001
Common Stock, Shares Issued	107,609,530	101,150,000